Jul-30-02 04:10pm From-NEW YORK STOCK EXCHANGE +2126565893 T-138 P.002/002 F-966

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

02030471

1-13004

NYSE

RECD S.E.C.
JUL 3 0 2002
081

July 30, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 3 1 2002
THOMSON
FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CITIZENS, INC., Class A Common Stock, no par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 30, 2002. Tentative listing date -- Not yet determined.

Sincerely,

Parvat Madho